Class K [Member] Average Annual Total Returns - Class K		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	0.80%	2.34%
Pennsylvania Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.41%	0.99%
Class K
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	0.68%	2.07%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	0.68%	2.07%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.84%	1.25%	2.39%

[1]	The Pennsylvania Customized Reference Benchmark commenced in September 2016 and therefore the Pennsylvania Customized Reference Benchmark does not have a return for the 10-year period.